OTHER (GAINS) AND LOSSES	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
OTHER (GAINS) AND LOSSES	OTHER (GAINS) AND LOSSES

	2023	2022
Net gain on foreign currency exchange differences	$(11.7)	$(0.9)
Cloud computing transition adjustment	—	13.4
Remeasurement of royalty obligations	(8.8)	(23.8)
Remeasurement of contingent consideration arising on business combinations	2.6	(11.4)
Other	(4.9)	(14.3)
Other (gains) and losses	$(22.8)	$(37.0)
Cloud computing transition adjustment
In fiscal 2022, the IFRS Interpretations Committee published a final agenda decision that clarified how to recognize certain configuration and customization expenditures related to cloud computing arrangements with retrospective application. Costs that do not meet the capitalization criteria should be expensed as incurred. The Company modified its accounting policy to align with the agenda decision and previously capitalized costs of $13.4 million that no longer qualified for capitalization were expensed in fiscal 2022.